Document and Entity Information	Dec. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	CENTENE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31826
Entity Tax Identification Number	42-1406317
Entity Address, Address Line One	7700 Forsyth Boulevard
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	725-4477
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001071739
Title of 12(b) Security	Common stock, $0.001 Par Value
Trading Symbol	CNC
Security Exchange Name	NYSE